Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Entity Central Index Key	0000031266
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000086684
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Inflation-Protected Income Fund
Class Name	Class A
Trading Symbol	EARRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Inflation-Protected Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.10%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index (the Index):

↑ The Treasury Inflation-Protected Securities (TIPS) held by the Fund outperformed the TIPS represented within the Index due to favorable security selections, benefiting Index-relative performance during the period

↑ Out-of-Index allocations to floating-rate bank loans (FRBL) and commercial mortgage-backed securities (CMBS) contributed to Index-relative returns, as both FRBL and CMBS generally outperformed TIPS given their higher yields and the underlying strength of the U.S. economy and corporate earnings

↑ The Fund’s strategy of swapping nominal interest payments for payments based on changes in the Consumer Price Index ― and other measures of inflation ― helped performance during the period

↓ Management’s decision to maintain the Fund’s out-of-Index allocation to FRBL at the lower end of the targeted range detracted from Index-relative returns

↓ The Fund’s allocation to cash ― while minimal ― detracted from Index-relative returns due to the outperformance of riskier asset classes during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
10/14	$10,000	$10,000	$10,000
11/14	$9,655	$10,054	$9,981
12/14	$9,484	$10,036	$9,838
1/15	$9,563	$10,227	$9,946
2/15	$9,602	$10,167	$9,917
3/15	$9,544	$10,209	$9,883
4/15	$9,631	$10,197	$9,957
5/15	$9,612	$10,180	$9,951
6/15	$9,595	$10,066	$9,947
7/15	$9,551	$10,125	$9,912
8/15	$9,499	$10,095	$9,887
9/15	$9,465	$10,134	$9,874
10/15	$9,476	$10,167	$9,874
11/15	$9,438	$10,130	$9,853
12/15	$9,380	$10,079	$9,824
1/16	$9,400	$10,190	$9,896
2/16	$9,400	$10,263	$9,922
3/16	$9,601	$10,388	$10,038
4/16	$9,637	$10,459	$10,040
5/16	$9,640	$10,467	$10,022
6/16	$9,685	$10,652	$10,136
7/16	$9,717	$10,739	$10,125
8/16	$9,727	$10,751	$10,087
9/16	$9,835	$10,753	$10,163
10/16	$9,871	$10,682	$10,166
11/16	$9,859	$10,442	$10,104
12/16	$9,924	$10,473	$10,134
1/17	$9,985	$10,510	$10,186
2/17	$10,002	$10,591	$10,197
3/17	$10,018	$10,588	$10,214
4/17	$10,014	$10,675	$10,214
5/17	$10,012	$10,758	$10,207
6/17	$9,967	$10,749	$10,155
7/17	$10,008	$10,802	$10,189
8/17	$10,039	$10,895	$10,222
9/17	$10,041	$10,857	$10,204
10/17	$10,072	$10,870	$10,221
11/17	$10,072	$10,854	$10,200
12/17	$10,103	$10,901	$10,217
1/18	$10,103	$10,797	$10,180
2/18	$10,103	$10,694	$10,171
3/18	$10,140	$10,748	$10,232
4/18	$10,140	$10,676	$10,224
5/18	$10,161	$10,735	$10,265
6/18	$10,186	$10,719	$10,279
7/18	$10,197	$10,741	$10,258
8/18	$10,249	$10,794	$10,314
9/18	$10,249	$10,748	$10,281
10/18	$10,186	$10,658	$10,236
11/18	$10,144	$10,706	$10,240
12/18	$10,053	$10,874	$10,258
1/19	$10,201	$11,024	$10,341
2/19	$10,243	$11,036	$10,353
3/19	$10,284	$11,235	$10,440
4/19	$10,379	$11,251	$10,491
5/19	$10,379	$11,423	$10,556
6/19	$10,432	$11,585	$10,628
7/19	$10,453	$11,619	$10,626
8/19	$10,432	$11,882	$10,691
9/19	$10,432	$11,830	$10,654
10/19	$10,432	$11,869	$10,686
11/19	$10,464	$11,866	$10,694
12/19	$10,584	$11,884	$10,779
1/20	$10,606	$12,097	$10,836
2/20	$10,573	$12,278	$10,899
3/20	$9,861	$12,039	$10,707
4/20	$10,100	$12,280	$10,846
5/20	$10,307	$12,394	$10,925
6/20	$10,466	$12,498	$11,015
7/20	$10,607	$12,717	$11,111
8/20	$10,792	$12,644	$11,259
9/20	$10,792	$12,621	$11,232
10/20	$10,792	$12,576	$11,202
11/20	$10,946	$12,740	$11,274
12/20	$11,118	$12,784	$11,392
1/21	$11,239	$12,704	$11,462
2/21	$11,283	$12,540	$11,447
3/21	$11,346	$12,394	$11,523
4/21	$11,457	$12,498	$11,631
5/21	$11,568	$12,546	$11,730
6/21	$11,585	$12,637	$11,723
7/21	$11,731	$12,764	$11,899
8/21	$11,764	$12,756	$11,901
9/21	$11,794	$12,647	$11,888
10/21	$11,896	$12,636	$11,966
11/21	$11,896	$12,652	$11,996
12/21	$11,951	$12,643	$12,020
1/22	$11,905	$12,366	$11,930
2/22	$12,031	$12,197	$12,068
3/22	$11,994	$11,870	$11,985
4/22	$12,017	$11,427	$11,950
5/22	$11,914	$11,490	$11,985
6/22	$11,611	$11,261	$11,773
7/22	$11,926	$11,544	$11,997
8/22	$11,833	$11,244	$11,846
9/22	$11,371	$10,759	$11,394
10/22	$11,537	$10,641	$11,509
11/22	$11,609	$11,038	$11,568
12/22	$11,568	$11,001	$11,541
1/23	$11,711	$11,342	$11,622
2/23	$11,723	$11,063	$11,554
3/23	$11,865	$11,323	$11,798
4/23	$11,901	$11,392	$11,830
5/23	$11,805	$11,274	$11,727
6/23	$11,840	$11,256	$11,689
7/23	$11,925	$11,267	$11,748
8/23	$11,962	$11,200	$11,753
9/23	$11,961	$10,932	$11,719
10/23	$11,986	$10,768	$11,761
11/23	$12,121	$11,253	$11,898
12/23	$12,257	$11,680	$12,040
1/24	$12,332	$11,652	$12,094
2/24	$12,332	$11,512	$12,047
3/24	$12,418	$11,625	$12,119
4/24	$12,431	$11,353	$12,090
5/24	$12,544	$11,542	$12,217
6/24	$12,606	$11,647	$12,297
7/24	$12,708	$11,911	$12,428
8/24	$12,772	$12,087	$12,503
9/24	$12,888	$12,253	$12,639
10/24	$12,858	$11,974	$12,556

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	7.32%	4.27%	2.89%
Class A with 3.25% Maximum Sales Charge	3.79%	3.58%	2.54%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index	6.76%	3.27%	2.30%

AssetsNet	$ 435,059,165
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 1,555,560
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$435,059,165
# of Portfolio Holdings (for Short Duration Inflation-Protected Income and Senior Debt Portfolios)	722
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,555,560

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000086685
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Inflation-Protected Income Fund
Class Name	Class C
Trading Symbol	ECRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Inflation-Protected Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.84%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index (the Index):

↓ Management’s decision to maintain the Fund’s out-of-Index allocation to floating-rate bank loans (FRBL) at the lower end of the targeted range detracted from Index-relative returns

↓ The Fund’s allocation to cash ― while minimal ― detracted from Index-relative returns due to the outperformance of riskier asset classes during the period

↑ The Treasury Inflation-Protected Securities (TIPS) held by the Fund outperformed the TIPS represented within the Index due to favorable security selections, benefiting Index-relative performance during the period

↑ Out-of-Index allocations to FRBL and commercial mortgage-backed securities (CMBS) contributed to Index-relative returns, as both FRBL and CMBS generally outperformed TIPS given their higher yields and the underlying strength of the U.S. economy and corporate earnings

↑ The Fund’s strategy of swapping nominal interest payments for payments based on changes in the Consumer Price Index ― and other measures of inflation ― helped performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
10/14	$10,000	$10,000	$10,000
11/14	$9,963	$10,054	$9,981
12/14	$9,777	$10,036	$9,838
1/15	$9,858	$10,227	$9,946
2/15	$9,888	$10,167	$9,917
3/15	$9,828	$10,209	$9,883
4/15	$9,908	$10,197	$9,957
5/15	$9,878	$10,180	$9,951
6/15	$9,863	$10,066	$9,947
7/15	$9,812	$10,125	$9,912
8/15	$9,752	$10,095	$9,887
9/15	$9,701	$10,134	$9,874
10/15	$9,716	$10,167	$9,874
11/15	$9,670	$10,130	$9,853
12/15	$9,605	$10,079	$9,824
1/16	$9,615	$10,190	$9,896
2/16	$9,605	$10,263	$9,922
3/16	$9,808	$10,388	$10,038
4/16	$9,835	$10,459	$10,040
5/16	$9,841	$10,467	$10,022
6/16	$9,883	$10,652	$10,136
7/16	$9,909	$10,739	$10,125
8/16	$9,913	$10,751	$10,087
9/16	$10,008	$10,753	$10,163
10/16	$10,049	$10,682	$10,166
11/16	$10,020	$10,442	$10,104
12/16	$10,080	$10,473	$10,134
1/17	$10,131	$10,510	$10,186
2/17	$10,142	$10,591	$10,197
3/17	$10,157	$10,588	$10,214
4/17	$10,149	$10,675	$10,214
5/17	$10,141	$10,758	$10,207
6/17	$10,088	$10,749	$10,155
7/17	$10,120	$10,802	$10,189
8/17	$10,140	$10,895	$10,222
9/17	$10,145	$10,857	$10,204
10/17	$10,176	$10,870	$10,221
11/17	$10,155	$10,854	$10,200
12/17	$10,186	$10,901	$10,217
1/18	$10,176	$10,797	$10,180
2/18	$10,176	$10,694	$10,171
3/18	$10,206	$10,748	$10,232
4/18	$10,206	$10,676	$10,224
5/18	$10,217	$10,735	$10,265
6/18	$10,236	$10,719	$10,279
7/18	$10,236	$10,741	$10,258
8/18	$10,278	$10,794	$10,314
9/18	$10,270	$10,748	$10,281
10/18	$10,207	$10,658	$10,236
11/18	$10,164	$10,706	$10,240
12/18	$10,063	$10,874	$10,258
1/19	$10,201	$11,024	$10,341
2/19	$10,243	$11,036	$10,353
3/19	$10,274	$11,235	$10,440
4/19	$10,359	$11,251	$10,491
5/19	$10,359	$11,423	$10,556
6/19	$10,401	$11,585	$10,628
7/19	$10,422	$11,619	$10,626
8/19	$10,390	$11,882	$10,691
9/19	$10,378	$11,830	$10,654
10/19	$10,368	$11,869	$10,686
11/19	$10,400	$11,866	$10,694
12/19	$10,520	$11,884	$10,779
1/20	$10,531	$12,097	$10,836
2/20	$10,487	$12,278	$10,899
3/20	$9,775	$12,039	$10,707
4/20	$10,003	$12,280	$10,846
5/20	$10,209	$12,394	$10,925
6/20	$10,346	$12,498	$11,015
7/20	$10,488	$12,717	$11,111
8/20	$10,673	$12,644	$11,259
9/20	$10,663	$12,621	$11,232
10/20	$10,652	$12,576	$11,202
11/20	$10,804	$12,740	$11,274
12/20	$10,962	$12,784	$11,392
1/21	$11,083	$12,704	$11,462
2/21	$11,116	$12,540	$11,447
3/21	$11,159	$12,394	$11,523
4/21	$11,269	$12,498	$11,631
5/21	$11,368	$12,546	$11,730
6/21	$11,379	$12,637	$11,723
7/21	$11,524	$12,764	$11,899
8/21	$11,546	$12,756	$11,901
9/21	$11,569	$12,647	$11,888
10/21	$11,659	$12,636	$11,966
11/21	$11,648	$12,652	$11,996
12/21	$11,694	$12,643	$12,020
1/22	$11,638	$12,366	$11,930
2/22	$11,762	$12,197	$12,068
3/22	$11,720	$11,870	$11,985
4/22	$11,731	$11,427	$11,950
5/22	$11,618	$11,490	$11,985
6/22	$11,323	$11,261	$11,773
7/22	$11,622	$11,544	$11,997
8/22	$11,518	$11,244	$11,846
9/22	$11,066	$10,759	$11,394
10/22	$11,218	$10,641	$11,509
11/22	$11,288	$11,038	$11,568
12/22	$11,228	$11,001	$11,541
1/23	$11,369	$11,342	$11,622
2/23	$11,369	$11,063	$11,554
3/23	$11,499	$11,323	$11,798
4/23	$11,522	$11,392	$11,830
5/23	$11,428	$11,274	$11,727
6/23	$11,451	$11,256	$11,689
7/23	$11,534	$11,267	$11,748
8/23	$11,558	$11,200	$11,753
9/23	$11,547	$10,932	$11,719
10/23	$11,571	$10,768	$11,761
11/23	$11,692	$11,253	$11,898
12/23	$11,826	$11,680	$12,040
1/24	$11,874	$11,652	$12,094
2/24	$11,874	$11,512	$12,047
3/24	$11,948	$11,625	$12,119
4/24	$11,948	$11,353	$12,090
5/24	$12,058	$11,542	$12,217
6/24	$12,108	$11,647	$12,297
7/24	$12,195	$11,911	$12,428
8/24	$12,245	$12,087	$12,503
9/24	$12,359	$12,253	$12,639
10/24	$12,507	$11,974	$12,556

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	6.49%	3.51%	2.26%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	5.49%	3.51%	2.26%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index	6.76%	3.27%	2.30%

AssetsNet	$ 435,059,165
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 1,555,560
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$435,059,165
# of Portfolio Holdings (for Short Duration Inflation-Protected Income and Senior Debt Portfolios)	722
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,555,560

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000086686
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Inflation-Protected Income Fund
Class Name	Class I
Trading Symbol	EIRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Inflation-Protected Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.85%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index (the Index):

↑ The Treasury Inflation-Protected Securities (TIPS) held by the Fund outperformed the TIPS represented within the Index due to favorable security selections, benefiting Index-relative performance during the period

↑ Out-of-Index allocations to floating-rate bank loans (FRBL) and commercial mortgage-backed securities (CMBS) contributed to Index-relative returns, as both FRBL and CMBS generally outperformed TIPS given their higher yields and the underlying strength of the U.S. economy and corporate earnings

↑ The Fund’s strategy of swapping nominal interest payments for payments based on changes in the Consumer Price Index ― and other measures of inflation ― helped performance during the period

↓ Management’s decision to maintain the Fund’s out-of-Index allocation to FRBL at the lower end of the targeted range detracted from Index-relative returns

↓ The Fund’s allocation to cash ― while minimal ― detracted from Index-relative returns due to the outperformance of riskier asset classes during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$998,108	$1,005,397	$998,068
12/14	$979,791	$1,003,580	$983,836
1/15	$987,973	$1,022,684	$994,624
2/15	$991,994	$1,016,723	$991,728
3/15	$986,968	$1,020,920	$988,261
4/15	$996,014	$1,019,735	$995,721
5/15	$994,002	$1,017,951	$995,120
6/15	$992,484	$1,006,590	$994,729
7/15	$988,167	$1,012,452	$991,180
8/15	$983,024	$1,009,468	$988,652
9/15	$979,686	$1,013,420	$987,374
10/15	$981,007	$1,016,659	$987,420
11/15	$977,855	$1,012,952	$985,284
12/15	$972,041	$1,007,891	$982,388
1/16	$973,313	$1,019,017	$989,615
2/16	$974,338	$1,026,256	$992,248
3/16	$994,618	$1,038,833	$1,003,765
4/16	$998,517	$1,045,911	$1,004,040
5/16	$1,000,037	$1,046,728	$1,002,242
6/16	$1,004,996	$1,065,155	$1,013,642
7/16	$1,008,523	$1,073,933	$1,012,469
8/16	$1,009,777	$1,075,091	$1,008,704
9/16	$1,021,224	$1,075,347	$1,016,287
10/16	$1,025,133	$1,068,213	$1,016,619
11/16	$1,023,049	$1,044,202	$1,010,420
12/16	$1,031,019	$1,047,304	$1,013,403
1/17	$1,036,433	$1,050,999	$1,018,616
2/17	$1,038,552	$1,059,108	$1,019,737
3/17	$1,040,427	$1,058,753	$1,021,383
4/17	$1,041,218	$1,067,538	$1,021,424
5/17	$1,041,218	$1,075,775	$1,020,741
6/17	$1,036,732	$1,074,863	$1,015,545
7/17	$1,041,008	$1,080,216	$1,018,925
8/17	$1,044,188	$1,089,536	$1,022,200
9/17	$1,045,019	$1,085,702	$1,020,396
10/17	$1,048,212	$1,087,005	$1,022,095
11/17	$1,048,213	$1,085,360	$1,020,023
12/17	$1,050,951	$1,090,145	$1,021,715
1/18	$1,052,024	$1,079,655	$1,017,968
2/18	$1,053,095	$1,069,417	$1,017,145
3/18	$1,056,558	$1,074,811	$1,023,216
4/18	$1,056,560	$1,067,639	$1,022,433
5/18	$1,059,794	$1,073,462	$1,026,467
6/18	$1,061,944	$1,071,905	$1,027,915
7/18	$1,063,025	$1,074,148	$1,025,819
8/18	$1,068,454	$1,079,440	$1,031,365
9/18	$1,068,089	$1,074,815	$1,028,055
10/18	$1,062,617	$1,065,824	$1,023,642
11/18	$1,059,338	$1,070,617	$1,024,045
12/18	$1,049,333	$1,087,367	$1,025,819
1/19	$1,064,764	$1,102,360	$1,034,126
2/19	$1,070,279	$1,103,561	$1,035,323
3/19	$1,074,570	$1,123,489	$1,043,980
4/19	$1,083,392	$1,125,062	$1,049,064
5/19	$1,084,495	$1,142,296	$1,055,631
6/19	$1,089,559	$1,158,453	$1,062,829
7/19	$1,092,897	$1,161,901	$1,062,566
8/19	$1,090,671	$1,188,192	$1,069,063
9/19	$1,091,436	$1,183,044	$1,065,374
10/19	$1,091,437	$1,186,867	$1,068,620
11/19	$1,094,803	$1,186,629	$1,069,413
12/19	$1,108,114	$1,188,398	$1,077,878
1/20	$1,110,378	$1,209,727	$1,083,616
2/20	$1,106,984	$1,227,840	$1,089,880
3/20	$1,033,101	$1,203,856	$1,070,727
4/20	$1,058,164	$1,227,971	$1,084,585
5/20	$1,079,810	$1,239,440	$1,092,524
6/20	$1,096,483	$1,249,782	$1,101,549
7/20	$1,111,312	$1,271,736	$1,111,075
8/20	$1,131,846	$1,264,402	$1,125,914
9/20	$1,131,390	$1,262,124	$1,123,235
10/20	$1,131,392	$1,257,613	$1,120,199
11/20	$1,148,623	$1,274,024	$1,127,350
12/20	$1,166,183	$1,278,423	$1,139,171
1/21	$1,180,081	$1,270,388	$1,146,246
2/21	$1,184,708	$1,253,996	$1,144,658
3/21	$1,190,783	$1,239,403	$1,152,265
4/21	$1,203,572	$1,249,825	$1,163,093
5/21	$1,214,033	$1,254,592	$1,173,040
6/21	$1,216,546	$1,263,738	$1,172,276
7/21	$1,233,020	$1,276,427	$1,189,905
8/21	$1,236,550	$1,275,575	$1,190,051
9/21	$1,240,444	$1,264,683	$1,188,766
10/21	$1,251,169	$1,263,649	$1,196,635
11/21	$1,251,169	$1,265,175	$1,199,636
12/21	$1,257,603	$1,264,322	$1,201,982
1/22	$1,251,603	$1,236,603	$1,192,987
2/22	$1,266,003	$1,219,743	$1,206,833
3/22	$1,262,857	$1,187,019	$1,198,462
4/22	$1,265,276	$1,142,746	$1,195,018
5/22	$1,254,389	$1,149,034	$1,198,451
6/22	$1,223,246	$1,126,073	$1,177,296
7/22	$1,256,406	$1,154,385	$1,199,700
8/22	$1,246,581	$1,124,375	$1,184,622
9/22	$1,198,773	$1,075,933	$1,139,405
10/22	$1,216,292	$1,064,128	$1,150,928
11/22	$1,223,800	$1,103,805	$1,156,789
12/22	$1,219,048	$1,100,056	$1,154,068
1/23	$1,235,436	$1,134,180	$1,162,200
2/23	$1,236,697	$1,106,311	$1,155,382
3/23	$1,252,434	$1,132,265	$1,179,823
4/23	$1,256,241	$1,139,182	$1,182,970
5/23	$1,246,089	$1,127,371	$1,172,672
6/23	$1,250,556	$1,125,619	$1,168,855
7/23	$1,259,571	$1,126,738	$1,174,809
8/23	$1,263,435	$1,119,953	$1,175,329
9/23	$1,264,208	$1,093,247	$1,171,873
10/23	$1,266,811	$1,076,807	$1,176,105
11/23	$1,281,133	$1,125,268	$1,189,765
12/23	$1,296,305	$1,167,966	$1,203,967
1/24	$1,302,898	$1,165,171	$1,209,402
2/24	$1,304,217	$1,151,201	$1,204,668
3/24	$1,312,855	$1,162,504	$1,211,865
4/24	$1,315,510	$1,135,338	$1,209,028
5/24	$1,328,784	$1,154,158	$1,221,748
6/24	$1,334,822	$1,164,708	$1,229,705
7/24	$1,345,642	$1,191,145	$1,242,775
8/24	$1,352,404	$1,208,679	$1,250,264
9/24	$1,365,591	$1,225,257	$1,263,941
10/24	$1,362,884	$1,197,428	$1,255,640

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.58%	4.54%	3.14%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index	6.76%	3.27%	2.30%

AssetsNet	$ 435,059,165
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 1,555,560
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$435,059,165
# of Portfolio Holdings (for Short Duration Inflation-Protected Income and Senior Debt Portfolios)	722
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,555,560

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122